Warrant Liability - Summary of Share Purchase Warrants Outstanding and Exercisable (Details)	9 Months Ended
	Sep. 30, 2019 $ / shares shares
Statement Line Items [Line Items]
Weighted average exercise price	$ 1.65
Risk-free annual interest rate	1.51%
Expected volatility	122.07%
Expected life	5 years
Expected dividend yield	0.00%
March 2015 Series A Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares | shares	28,144	[1]
Market value per share price	$ 1.03	[1]
Weighted average exercise price	$ 1.07	[1]
Risk-free annual interest rate	1.74%	[1],[2]
Expected volatility	95.18%	[1],[3]
Expected life	5 months 9 days	[1],[4]
Expected dividend yield	0.00%	[1],[5]
December 2015 Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares | shares	2,331,000
Market value per share price	$ 1.03
Weighted average exercise price	$ 7.10
Risk-free annual interest rate	1.72%	[2]
Expected volatility	90.57%	[3]
Expected life	1 year 2 months 16 days	[4]
Expected dividend yield	0.00%	[5]
November 2016 Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares | shares	945,000	[6]
Market value per share price	$ 1.03	[6]
Weighted average exercise price	$ 4.70	[6]
Risk-free annual interest rate	1.74%	[2],[6]
Expected volatility	89.94%	[3],[6]
Expected life	7 months 2 days	[4],[6]
Expected dividend yield	0.00%	[5],[6]
September 2019 Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares | shares	3,325,000	[7]
Market value per share price	$ 1.03	[7]
Weighted average exercise price	$ 1.65	[7]
Risk-free annual interest rate	1.54%	[2],[7]
Expected volatility	122.48%	[3],[7]
Expected life	4 years 11 months 26 days	[4],[7]
Expected dividend yield	0.00%	[5],[7]

[1]	For the March 2015 Series A Warrants, the inputs and assumptions applied to the Black-Scholes option pricing model have been further adjusted to take into consideration the value attributed to certain anti-dilution provisions. Specifically, the weighted average exercise price is subject to adjustment (see note 11 - Share and other capital).
[2]	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
[3]	Based on the historical volatility of the Company's stock price over the most recent period consistent with the expected life of the warrants, as well as on future expectations.
[4]	Based upon time to expiry from the reporting period date.
[5]	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.
[6]	For the November 2016 Warrants, the Company reduced the fair value of these warrants to take into consideration the fair value of the $10.00 call option, which was also calculated using the Black-Scholes pricing model.
[7]	Based on a grant price of $1.65, risk-free annual interest rate of 1.51%, expected volatility of 122.07%, expected life of 5.00 years and expected dividend yield of 0.00%